Derivative Liabilities (Details 2) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Embedded Conversion Features - Debt Instrument
Balances, as of the beginning of the year	$ 51,131	$ 97,024	$ 87,571
Derivative liabilities recorded upon issuance of Convertible debt	0	0	301,351
Derivative liabilities derecognized upon debt conversion	0
Net changes in fair value included in net loss	(12,942)	(36,989)	1,156,428
Ending balance	38,189	51,131	97,024
Extinguishment due to conversion of debt instruments		(8,994)	(1,448,326)
Balances, as of the beginning of the year	85,771	92,751	4,751
Derivative liabilities recorded upon issuance of preferred stock	57,218	392,410	519,427
Derivative liabilities derecognized upon preferred stock conversion	(49,876)
Net changes in fair value included in net loss	(26,632)
Ending balance	66,481	85,771	92,751
Total ending balance	$ 104,670	136,902	189,775
Embedded Conversion Features - Preferred Stock
Extinguishment due to conversion of preferred stock		(356,951)	(340,234)
Net changes in fair value included in net loss		$ (42,439)	$ (91,193)